Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Previously Reported	Common Stock	Additional Paid-in- Capital Previously Reported	Additional Paid-in- Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Preferred Stock Previously Reported Series A-2	Preferred Stock Previously Reported Series A-1	Preferred Stock Previously Reported Series A	Preferred Stock Series A-2	Preferred Stock Series A-1	Preferred Stock Series A	Private Veea Common Stock Previously Reported	Private Veea Common Stock	Previously Reported	Total
Balance at Dec. 31, 2022		$ 1,535	$ 123,779,186	$ 123,778,433	$ (154,849,725)	$ (154,849,725)	$ 772,034	$ 772,034		$ 351	$ 359				$ 72		$ (30,297,723)	$ (30,297,723)
Balance (in Shares) at Dec. 31, 2022		15,345,255								35,094,893	35,920,813				7,203,514
Retroactive application of Business Combination (Note 1)		$ 1,535		(753)									$ (351)	$ (359)		$ (72)
Retroactive application of Business Combination (Note 1) (in Shares)		15,345,255											(35,094,893)	(35,920,813)		(7,203,514)
Common stock issued upon exercise of stock options		$ 1		3														4
Common stock issued upon exercise of stock options (in Shares)		7,847
Stock based compensation due to common stock purchase options				484,584														484,584
Series A-2 Preferred Stock Issuances, net of transaction costs		$ 242		17,256,283														17,256,525
Series A-2 Preferred Stock Issuances, net of transaction costs (in Shares)		2,422,870
Conversion of convertible notes and accrued interest		$ 107		10,949,090														10,949,197
Conversion of convertible notes and accrued interest (in Shares)		1,074,022
Issuance of warrants in connection with term note		$ 12		2,010,286														2,010,298
Issuance of warrants in connection with term note (in Shares)		119,732
Conversion of promissory notes to Series A-2 Preferred Stock		$ 41		3,076,233														3,076,274
Conversion of promissory notes to Series A-2 Preferred Stock (in Shares)		410,170
Conversion of vendor payable to Series A-2 Preferred Stock		$ 26		1,920,098														1,920,124
Conversion of vendor payable to Series A-2 Preferred Stock (in Shares)		256,017
Foreign currency translation gain (loss)								(1,433,388)										(1,433,388)
Change in ownership percentage of non-controlling interest						205,564												205,564
Net income (loss)						(15,638,589)												(15,638,589)
Balance at Dec. 31, 2023		$ 1,964		159,475,010		(170,282,750)		(661,354)										(11,467,130)
Balance (in Shares) at Dec. 31, 2023		19,635,912
Series A-2 Preferred Stock Issuances, net of transaction costs		$ 168		11,955,239														11,955,407
Series A-2 Preferred Stock Issuances, net of transaction costs (in Shares)		1,675,502
Conversion of vendor payable to Series A-2 Preferred Stock		$ 1		78,422														78,423
Conversion of vendor payable to Series A-2 Preferred Stock (in Shares)		10,456
Stock based compensation for stock options				62,670														62,670
Foreign currency translation gain (loss)								365,381										365,381
Net income (loss)						(6,018,994)												(6,018,994)
Balance at Mar. 31, 2024		$ 2,133		171,571,341		(176,301,744)		(295,973)										(5,024,243)
Balance (in Shares) at Mar. 31, 2024		21,321,870
Balance at Dec. 31, 2023		$ 1,964		159,475,010		(170,282,750)		(661,354)										(11,467,130)
Balance (in Shares) at Dec. 31, 2023		19,635,912
Common stock issued upon exercise of stock options		$ 4		25,480														$ 25,484
Common stock issued upon exercise of stock options (in Shares)		41,556
Common stock issued upon draw on the equity line of credit (in Shares)																		2,000,000
Settlement of convertible note agreement for shares issued				(16,302,389)														$ (16,302,389)
Series A-2 Preferred Stock Issuances, net of transaction costs		$ 169		12,009,963														12,010,132
Series A-2 Preferred Stock Issuances, net of transaction costs (in Shares)		1,682,799
Common stock issued upon exercise of stock options, pre Business Combination		$ 2		53,998														54,000
Common stock issued upon exercise of stock options, pre Business Combination (in Shares)		19,618
Exercise of Common Stock Warrants - related party		$ 76		(76)
Exercise of Common Stock Warrants - related party (in Shares)		756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted		$ 61		(62)														(1)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)		615,385
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1)		$ 315		15,739,531														15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1) (in Shares)		3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1)		$ 82		2,205,415														2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1) (in Shares)		817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1)		$ 610		241,638														242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1) (in Shares)		6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1)		$ 60		(6,901,658)														(6,901,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1) (in Shares)		603,077
Issuance of Common Stock related to new financing (Note 1)		$ 200		23,999,800														24,000,000
Issuance of Common Stock related to new financing (Note 1) (in Shares)		2,000,000
Common Stock issued for services		$ 24		3,214,597														3,214,621
Common Stock issued for services (in Shares)		241,667
Common stock issued upon exercise of stock options, post Business Combination		$ 2		(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)		25,000
Warrant exercise		$ 8		(8)
Warrant exercise (in Shares)		79,653
Common Stock issued as stock based compensation for restricted stock units		$ 41		1,249,959		1,250,000
Common Stock issued as stock based compensation for restricted stock units (in Shares)		405,580
Conversion of vendor payable to Series A-2 Preferred Stock		$ 3		207,405														207,408
Conversion of vendor payable to Series A-2 Preferred Stock (in Shares)		27,654
Stock based compensation for stock options				5,449,081														5,449,081
Foreign currency translation gain (loss)								795,745										795,745
Net income (loss)						(47,547,768)												(47,547,768)
Balance at Dec. 31, 2024		$ 3,621		200,667,682		(217,830,518)		134,391										(17,024,824)
Balance (in Shares) at Dec. 31, 2024		36,202,798
Stock based compensation				50,000														50,000
Common stock issued upon exercise of stock options		$ 2		8.67														11
Common stock issued upon exercise of stock options (in Shares)		24,420
Common stock issued upon draw on the equity line of credit		$ 24		604,402														604,426
Common stock issued upon draw on the equity line of credit (in Shares)		240,500
Common stock issued as compensation for equity line of credit commitment fee		$ 3		24,997														25,000
Common stock issued as compensation for equity line of credit commitment fee (in Shares)		27,498
Settlement of convertible note agreement for shares issued		$ 5		349,995														350,000
Settlement of convertible note agreement for shares issued (in Shares)		46,666
Cumulative translation adjustment								20,411										20,411
Net income (loss)						4,299,052												4,299,052
Balance at Mar. 31, 2025		$ 3,655		$ 201,697,086		$ (213,531,466)		$ 154,802										$ (11,675,924)
Balance (in Shares) at Mar. 31, 2025		36,541,882